Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total	$ 549	$ 516
Less accumulated depreciation	(419)	(386)
Net property, plant and equipment	130	130
Depreciation	36	33	$ 31
Land
Property, Plant and Equipment [Line Items]
Total	5	5
Buildings and property improvements
Property, Plant and Equipment [Line Items]
Total	$ 129	124
Buildings and property improvements | Minimum
Property, Plant and Equipment [Line Items]
PPE, useful life (in years)	1 year
Buildings and property improvements | Maximum
Property, Plant and Equipment [Line Items]
PPE, useful life (in years)	35 years
Equipment and other
Property, Plant and Equipment [Line Items]
Total	$ 415	$ 387
Equipment and other | Minimum
Property, Plant and Equipment [Line Items]
PPE, useful life (in years)	1 year
Equipment and other | Maximum
Property, Plant and Equipment [Line Items]
PPE, useful life (in years)	25 years